Principal Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Member]
Principal Accounting Policies [Line Items]
Schedule of Property Plant And Equipment Useful Lives	The estimated useful lives are as follows:
Useful years
Warehouse equipment	3 - 5 years
Furniture, computer and office equipment	3 - 5 years
Vehicles	5 years
Software	10 years
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term

Finite-Lived Intangible Assets [Member]
Principal Accounting Policies [Line Items]
Schedule of Finite Lived Intangible Assets Useful Lives	The estimated useful lives of intangible assets are as follows:
Useful years
Trademark	10 years
Dealership	10 years
License	4.5 years